GAIN/LOSS ON SALE OF VESSEL Gain/ (loss) on sale of vessel (Details) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended		13 Months Ended
	Jan. 31, 2015 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)
Property, Plant and Equipment [Line Items]
gain (loss) on sale of assets and cancellation of contracts			$ 0	$ 63,735
HullH1071 & HullH1072 [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) On Sale Of Assets	$ 19,200
HullD2174 [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Contract Termination			0	1,735
proceeds from cancellation of newbuilding contract					$ 7,600
HullJ0106 [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Contract Termination			0	23,222	23,222
proceeds from cancellation of newbuilding contract					24,700
HullH1071 [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) On Sale Of Assets			0	9,212
HullH1072 [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) On Sale Of Assets			0	9,978
HullH1073 [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) On Sale Of Assets		$ 9,680	0	9,680
HullH1074 [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) On Sale Of Assets			$ 0	$ 9,908	$ 9,908
Avance Gas [Member]
Property, Plant and Equipment [Line Items]
number of newbuild contracts sold to related party or third parties	2			8
Gain (Loss) On Sale Of Assets				$ 38,800